Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Formation and operating costs	$ 103,585	$ 673,625
Loss from operations	(103,585)	(673,625)
Other income (expense):
Interest earned on marketable securities held in Trust Account	49,785	519,105
Unrealized loss on marketable securities held in Trust Account	(13,602)
Transaction costs attributable to the Initial Public Offering	(187,916)
Change in fair value of warrant liabilities	279,026	(45,071)
Other income (expense), net	(430,759)	564,176
Net loss	$ (534,344)	$ (109,449)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	6,460,450	6,932,496
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$ 0.00	$ 0.06
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,112,827	3,200,004
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ (0.27)	$ (0.17)